Subsequent Events (Details) - USD ($)			6 Months Ended		12 Months Ended
	Aug. 14, 2015	Aug. 12, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 0	$ 2,180,000	$ 6,921,000	$ 0
Business Combination, Consideration Transferred, Liabilities Incurred					$ 7,138,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)		300,000
Class of Warrant or Right, Issued During Period, Exercise Price (in Shares)		1.70
Subsequent Event [Member] | December 4 2014 Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Increase (Decrease), Net, Total		$ 1,000,000
Subsequent Event [Member] | December 4 2014 Agreement [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity, Increase (Decrease)		$ 1,000,000
Subsequent Event [Member] | Medac Health Services P A [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 5,040,000
Financing Required To Close On Asset Purchase Agreement	560,000
Subsequent Event [Member] | Medac Health Services P A [Member] | Promissory Notes Related To Acquistion [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 5,600,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Term	18 months